SEGMENT INFORMATION - Financial information by reportable segments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Revenue	₽ 442,911	₽ 435,692	₽ 426,639
Operating profit	96,100	87,669	93,923
Depreciation and amortization	79,912	81,582	77,843
Other disclosure:
Capital expenditures	86,158	80,185	98,721
Total
Revenue
Revenue	425,188	416,878	411,766
Operating profit	107,880	95,933	101,240
Depreciation and amortization	76,690	77,291	74,116
Other disclosure:
Capital expenditures	83,766	76,190	93,452
Russia convergent
Revenue
Revenue	365,846	355,056	351,406
Operating profit	93,821	81,484	82,788
Depreciation and amortization	59,942	60,087	61,202
Other disclosure:
Capital expenditures	65,790	61,208	64,194
Moscow fixed line
Revenue
Revenue	34,350	34,796	34,770
Operating profit	8,801	10,850	13,737
Depreciation and amortization	10,642	10,900	7,715
Other disclosure:
Capital expenditures	7,403	7,316	9,303
Ukraine
Revenue
Revenue	24,992	27,026	25,590
Operating profit	5,258	3,599	4,715
Depreciation and amortization	6,106	6,304	5,199
Other disclosure:
Capital expenditures	10,573	7,666	19,955
Other
Revenue
Revenue	17,618	18,689	14,718
Operating profit	(871)	3,523	2,180
Depreciation and amortization	3,481	4,395	3,800
Other disclosure:
Capital expenditures	2,392	3,995	5,269
HQ and elimination
Revenue
Revenue	105	125	155
Operating profit	(10,909)	(11,787)	(9,497)
Depreciation and amortization	(259)	(104)	(73)
Intersegment elimination | Total
Revenue
Revenue	10,930	11,881	11,810
Intersegment elimination | Russia convergent
Revenue
Revenue	5,136	4,849	4,370
Intersegment elimination | Moscow fixed line
Revenue
Revenue	4,683	4,871	4,836
Intersegment elimination | Ukraine
Revenue
Revenue	1,111	2,161	2,604
Intersegment elimination | Other
Revenue
Revenue	12,785	14,423	4,456
Intersegment elimination | HQ and elimination
Revenue
Revenue	(23,715)	(26,304)	(16,266)
Operating segments
Revenue
Revenue	442,911	435,692	426,639
Operating segments | Total
Revenue
Revenue	436,118	428,759	423,576
Operating segments | Russia convergent
Revenue
Revenue	370,982	359,905	355,776
Operating segments | Moscow fixed line
Revenue
Revenue	39,033	39,667	39,606
Operating segments | Ukraine
Revenue
Revenue	26,103	29,187	28,194
Operating segments | Other
Revenue
Revenue	30,403	33,112	19,174
Operating segments | HQ and elimination
Revenue
Revenue	₽ (23,610)	₽ (26,179)	₽ (16,111)